Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income (loss)	$ 188	$ 195	$ (443)
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired	1,615	950	3,056
Net unrealized gains (losses) on other-than-temporarily impaired securities	(11)	126	14
Derivatives qualifying as hedges	1,085	122	(359)
Foreign currency translation and other adjustments	(135)	286	734
Total other comprehensive income (loss)	2,554	1,484	3,445
Total comprehensive income (loss)	2,742	1,679	3,002
Less: comprehensive income attributable to noncontrolling interests	152	209	156
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 2,590	$ 1,470	$ 2,846